Reportable segments	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Reportable segments	Reportable segments
22.1    Reportable segments
(a)General information:
The amounts of each item disclosed for each operating segment are based on the information reviewed by the CODM, (identified as the Chief Executive Officer of SQM Group), which is used to allocate resources to the segments and to assess their performance.
The operating segments are consistent with the Company’s management structure and the manner in which operating results are reported. They reflect components whose operating results are regularly reviewed by the respective management to allocate resources and evaluate performance (see Note 22.2).
The performance of each segment is measured based on net income and revenues. Inter-segment sales are made using terms and conditions at current market rates.
(b)Factors used to identify segments on which a report should be presented:
The segments covered in the report are strategic business units that offer different products and services. These are managed separately because each business requires different technology and marketing strategies.
(c)Description of the types of products and services from which each reportable segment obtains its income from ordinary activities
The operating segments are as follows:
(i)Specialty plant nutrients
(ii)Iodine and its derivatives
(iii)Lithium and its derivatives
(iv)Industrial chemicals
(v)Potassium
(vi)Other products and services
(d)Description of income sources for all the other segments
Information regarding assets, liabilities, profits and expenses that cannot be assigned to the segments indicated in Note 22.2 and 22.3 due to the nature of production processes, is included under the "Unallocated amounts” category of the disclosed information.
(e)Description of the nature of the differences between measurements of results of reportable segments and the result of the entity before the expense or income tax expense of incomes and discontinued operations
The information reported in the segments is extracted from the Company’s consolidated financial statements and therefore there is no need to prepare reconciliations between the data mentioned above and those reported in the respective segments, according to what is stated in paragraph 28 of IFRS 8, "Operating Segments".
For the allocation of inventory valuation costs, we identify the direct expenses (can be directly allocated to products) and the common expenses (belong to co-production processes, for example common leaching expenses for production of Iodine and Nitrates), Direct costs are directly allocated to the product and the common costs are distributed according to percentages that consider different variables in their determination, such as margins, rotation of inventories, revenue, production etc.
The allocation of other common costs that are not included in the inventory valuation process, but go straight to the cost of sales, use similar criteria: the costs associated with a product or sales in particular are assigned to that particular product or sales, and the common costs associated with different products or business lines are allocated according to the sales.
(f)Description of the nature of the differences between measurements of assets of reportable segments and the Company´s assets
Assets are not shown classified by segments, as this information is not readily available, some of these assets are not separable by the type of activity by which they are affected since this information is not used by management in decision-making with respect to resources to be allocated to each defined segment. All assets are disclosed in the "unallocated amounts" category.
(g)Description of the nature of the differences between measurements of liabilities of reportable segments and the Company’s liabilities
Liabilities are not shown classified by segments, as this information is not readily available, some of these liabilities are not separable by the type of activity by which they are affected, since this information is not used by management in decision-making regarding resources to be allocated to each defined segment. All liabilities are disclosed in the "unallocated amounts" category.
22.2    Reportable segment disclosures:

Operating segment items for the year ended December 31, 2025	Specialty plant nutrients	Iodine and its derivatives	Lithium and its derivatives	Industrial chemicals	Potassium	Other products and services	Reportable segments	Operating segments	Unallocated amounts	Total as of December 31, 2025
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue	982,397	1,042,780	2,288,245	75,402	155,507	31,893	4,576,224	4,576,224	—	4,576,224
Revenues from transactions with other operating segments of the same entity	—	—	—	—	—	—	—	—	—	—
Revenues from external customers and transactions with other operating segments of the same entity	982,397	1,042,780	2,288,245	75,402	155,507	31,893	4,576,224	4,576,224	—	4,576,224
Costs of sales	(837,328)	(481,233)	(1,684,776)	(44,810)	(143,340)	(32,137)	(3,223,624)	(3,223,624)	—	(3,223,624)
Administrative expenses	—	—	—	—	—	—	—	—	(195,577)	(195,577)
Finance expense	—	—	—	—	—	—	—	—	(192,672)	(192,672)
Depreciation and amortization expense	(64,493)	(81,164)	(260,057)	(6,858)	(8,995)	(997)	(422,564)	(422,564)	—	(422,564)
The entity’s interest in the income of associates and joint ventures accounted for by the equity method	—	—	—	—	—	—	—	—	6,738	6,738
Income before taxes	145,069	561,547	603,469	30,592	12,167	(244)	1,352,600	1,352,600	(391,874)	960,726
Income tax expense	—	—	—	—	—	—	—	—	(320,083)	(320,083)
Net income (loss)	145,069	561,547	603,469	30,592	12,167	(244)	1,352,600	1,352,600	(711,957)	640,643
Assets	—	—	—	—	—	—	—	—	14,504,960	14,504,960
Equity-accounted investees	—	—	—	—	—	—	—	—	631,199	631,199
Incorporation of non-current assets other than financial instruments, deferred tax assets, net defined benefit assets and rights arising from insurance contracts	—	—	—	—	—	—	—	—	2,738,247	2,738,247
Liabilities	—	—	—	—	—	—	—	—	6,451,081	6,451,081
Impairment loss of financial assets recognized in income							—	—	976	976
Impairment loss of non-financial assets recognized in income	—	—	—	—	—	—	—	—	(10,791)	(10,791)
Cash flows
Cash flows from operating activities	—	—	—	—	—	—	—	—	1,314,367	1,314,367
Cash flows used in investing activities	—	—	—	—	—	—	—	—	(771,762)	(771,762)
Cash flows from financing activities	—	—	—	—	—	—	—	—	(146,951)	(146,951)

Operating segment items for the year ended December 31, 2024	Specialty plant nutrients	Iodine and its derivatives	Lithium and its derivatives	Industrial chemicals	Potassium	Other products and services	Reportable segments	Operating segments	Unallocated amounts	Total as of December 31, 2024
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue	941,940	968,312	2,241,250	78,155	270,783	28,321	4,528,761	4,528,761	—	4,528,761
Revenues from transactions with other operating segments of the same entity	—	—	—	—	—	—	—	—	—	—
Revenues from external customers and transactions with other operating segments of the same entity	941,940	968,312	2,241,250	78,155	270,783	28,321	4,528,761	4,528,761	—	4,528,761
Costs of sales	(775,152)	(444,904)	(1,666,328)	(47,453)	(236,390)	(31,427)	(3,201,654)	(3,201,654)	—	(3,201,654)
Administrative expenses	—	—	—	—	—	—	—	—	(185,959)	(185,959)
Finance expense	—	—	—	—	—	—	—	—	(197,544)	(197,544)
Depreciation and amortization expense	(72,211)	(57,038)	(187,538)	(6,328)	(19,275)	(34)	(342,424)	(342,424)	—	(342,424)
The entity’s interest in the income of associates and joint ventures accounted for by the equity method	—	—	—	—	—	—	—	—	11,025	11,025
Income before taxes	166,788	523,408	574,922	30,702	34,393	(3,106)	1,327,107	1,327,107	(352,693)	974,414
Income tax expense	—	—	—	—	—	—	—	—	(282,573)	(282,573)
Net income (loss)	166,788	523,408	574,922	30,702	34,393	(3,106)	1,327,107	1,327,107	(635,266)	691,841
Assets	—	—	—	—	—	—	—	—	11,495,569	11,495,569
Equity-accounted investees	—	—	—	—	—	—	—	—	585,794	585,794
Incorporation of non-current assets other than financial instruments, deferred tax assets, net defined benefit assets and rights arising from insurance contracts	—	—	—	—	—	—	—	—	(1,181,113)	(1,181,113)
Liabilities	—	—	—	—	—	—	—	—	6,297,502	6,297,502
Impairment loss of financial assets recognized in income							—	—	(639)	(639)
Impairment loss of non-financial assets recognized in income	—	—	—	—	—	—	—	—	(7,134)	(7,134)
Cash flows
Cash flows from operating activities	—	—	—	—	—	—	—	—	1,274,678	1,274,678
Cash flows used in investing activities	—	—	—	—	—	—	—	—	(1,213,992)	(1,213,992)
Cash flows from financing activities	—	—	—	—	—	—	—	—	282,383	282,383

Operating segment items for the year ended December 31, 2023	Specialty plant nutrients	Iodine and its derivatives	Lithium and its derivatives	Industrial chemicals	Potassium	Other products and services	Reportable segments	Operating segments	Unallocated amounts	Total as of December 31, 2023
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue	913,912	892,151	5,180,114	175,223	279,050	27,040	7,467,490	7,467,490	—	7,467,490
Revenues from transactions with other operating segments of the same entity	—	—	—	—	—	—	—	—	—	—
Revenues from external customers and transactions with other operating segments of the same entity	913,912	892,151	5,180,114	175,223	279,050	27,040	7,467,490	7,467,490	—	7,467,490
Costs of sales	(691,509)	(355,717)	(2,955,669)	(141,351)	(219,597)	(28,593)	(4,392,436)	(4,392,436)	—	(4,392,436)
Administrative expenses	—	—	—	—	—	—	—	—	(175,765)	(175,765)
Finance expense	—	—	—	—	—	—	—	—	(138,402)	(138,402)
Depreciation and amortization expense	(70,342)	(53,140)	(124,010)	(15,232)	(18,006)	(57)	(280,787)	(280,787)	—	(280,787)
The entity’s interest in the income of associates and joint ventures accounted for by the equity method	—	—	—	—	—	—	—	—	593	593
Income before taxes	222,403	536,434	2,224,445	33,872	59,453	(1,553)	3,075,054	3,075,054	(268,036)	2,807,018
Income tax expense	—	—	—	—	—	—	—	—	(1,876,751)	(1,876,751)
Net income (loss)	222,403	536,434	2,224,445	33,872	59,453	(1,553)	3,075,054	3,075,054	(2,144,787)	930,267
Assets	—	—	—	—	—	—	—	—	10,778,837	10,778,837
Equity-accounted investees	—	—	—	—	—	—	—	—	86,417	86,417
Incorporation of non-current assets other than financial instruments, deferred tax assets, net defined benefit assets and rights arising from insurance contracts	—	—	—	—	—	—	—	—	2,785,385	2,785,385
Other Liabilities	—	—	—	—	—	—	—	—	6,301,408	6,301,408
Impairment loss of financial assets recognized in income							—	—	202	202
Impairment loss of non-financial assets recognized in income	—	—	—	—	—	—	—	—	(47,068)	(47,068)
Cash flows
Cash flows from operating activities	—	—	—	—	—	—	—	—	(196,639)	(196,639)
Cash flows used in investing activities	—	—	—	—	—	—	—	—	(1,481,493)	(1,481,493)
Cash flows from financing activities	—	—	—	—	—	—	—	—	66,261	66,261
22.3    Statement of comprehensive income classified by reportable segments based on groups of products

Items in the statement of comprehensive income for the year ended December 31,2025	Specialty plant nutrients	Iodine and its derivatives	Lithium and its derivatives	Industrial chemicals	Potassium	Other products and services	Corporate Unit	Total segments and Corporate unit
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue	982,397	1,042,780	2,288,245	75,402	155,507	31,893	—	4,576,224
Costs of sales	(837,328)	(481,233)	(1,684,776)	(44,810)	(143,340)	(32,137)	—	(3,223,624)
Gross profit	145,069	561,547	603,469	30,592	12,167	(244)	—	1,352,600
Other incomes by function	—	—	—	—	—	—	12,506	12,506
Administrative expenses	—	—	—	—	—	—	(195,577)	(195,577)
Other expenses by function	—	—	—	—	—	—	(96,302)	(96,302)
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	—	—	—	—	—	—	976	976
Other losses	—	—	—	—	—	—	(11,143)	(11,143)
Financial income	—	—	—	—	—	—	85,707	85,707
Financial costs	—	—	—	—	—	—	(192,672)	(192,672)
Interest in the income of associates and joint ventures accounted for by the equity method	—	—	—	—	—	—	6,738	6,738
Exchange differences	—	—	—	—	—	—	(2,107)	(2,107)
Income before taxes	145,069	561,547	603,469	30,592	12,167	(244)	(391,874)	960,726
Income tax expense	—	—	—	—	—	—	(320,083)	(320,083)
Net income	145,069	561,547	603,469	30,592	12,167	(244)	(711,957)	640,643

Items in the statement of comprehensive income for the year ended December 31,2024	Specialty plant nutrients	Iodine and its derivatives	Lithium and its derivatives	Industrial chemicals	Potassium	Other products and services	Corporate Unit	Total segments and Corporate unit
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue	941,940	968,312	2,241,250	78,155	270,783	28,321	—	4,528,761
Costs of sales	(775,152)	(444,904)	(1,666,328)	(47,453)	(236,390)	(31,427)	—	(3,201,654)
Gross profit	166,788	523,408	574,922	30,702	34,393	(3,106)	—	1,327,107
Other incomes by function	—	—	—	—	—	—	32,229	32,229
Administrative expenses	—	—	—	—	—	—	(185,959)	(185,959)
Other expenses by function	—	—	—	—	—	—	(104,698)	(104,698)
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	—	—	—	—	—	—	(639)	(639)
Other gains	—	—	—	—	—	—	(2,142)	(2,142)
Financial income	—	—	—	—	—	—	103,642	103,642
Financial costs	—	—	—	—	—	—	(197,544)	(197,544)
Interest in the income of associates and joint ventures accounted for by the equity method	—	—	—	—	—	—	11,025	11,025
Exchange differences	—	—	—	—	—	—	(8,607)	(8,607)
Income before taxes	166,788	523,408	574,922	30,702	34,393	(3,106)	(352,693)	974,414
Income tax expense	—	—	—	—	—	—	(282,573)	(282,573)
Net income	166,788	523,408	574,922	30,702	34,393	(3,106)	(635,266)	691,841

Items in the statement of comprehensive income for the year ended December 31,2023	Specialty plant nutrients	Iodine and its derivatives	Lithium and its derivatives	Industrial chemicals	Potassium	Other products and services	Corporate Unit	Total segments and Corporate unit
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue	913,912	892,151	5,180,114	175,223	279,050	27,040	—	7,467,490
Cost of sales	(691,509)	(355,717)	(2,955,669)	(141,351)	(219,597)	(28,593)	—	(4,392,436)
Gross profit	222,403	536,434	2,224,445	33,872	59,453	(1,553)	—	3,075,054
Other incomes by function	—	—	—	—	—	—	40,557	40,557
Administrative expenses	—	—	—	—	—	—	(175,765)	(175,765)
Other expenses by function	—	—	—	—	—	—	(93,400)	(93,400)
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	—	—	—	—	—	—	202	202
Other losses	—	—	—	—	—	—	(2,254)	(2,254)
Financial income	—	—	—	—	—	—	122,726	122,726
Financial costs	—	—	—	—	—	—	(138,402)	(138,402)
Interest in the income of associates and joint ventures accounted for by the equity method	—	—	—	—	—	—	593	593
Exchange differences	—	—	—	—	—	—	(22,293)	(22,293)
Income before taxes	222,403	536,434	2,224,445	33,872	59,453	(1,553)	(268,036)	2,807,018
Income tax expense	—	—	—	—	—	—	(1,876,751)	(1,876,751)
Net income from continuing operations	222,403	536,434	2,224,445	33,872	59,453	(1,553)	(2,144,787)	930,267
22.4    Disclosures on geographical areas
As indicated in paragraph 33 of IFRS 8, the entity discloses geographical information on its revenue from operating activities with external customers and from non-current assets that are not financial instruments, deferred income tax assets, assets related to post-employment benefits or rights derived from insurance contracts.
22.5    Disclosures on main customers
With respect to the degree of dependency of the Company on its customers, in accordance with paragraph 34 of IFRS 8, the Company has no external customers who individually represent 10% or more of its revenue.
22.6    Segments by geographical areas

Segments by geographical areas	Chile	Latin America and the Caribbean	Europe	North America	Asia and others	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue at December 31, 2025	161,510	188,227	655,019	689,366	2,882,102	4,576,224
Non-current assets at December 31, 2025
Investment accounted for under the equity method	—	—	35,027	19,611	576,561	631,199
Intangible assets other than goodwill	2,457,677	374	8,838	7	86,156	2,553,052
Goodwill	—	86	148	724	—	958
Property, plant and equipment, net	3,786,247	6,389	12,196	10,012	1,024,646	4,839,490
Right-of-use assets	34,516	1,799	2,753	8,521	22,747	70,336
Other non-current assets	65,831	—	—	5,659	242,858	314,348
Non-current assets	6,344,271	8,648	58,962	44,534	1,952,968	8,409,383

Segments by geographical areas	Chile	Latin America and the Caribbean	Europe	North America	Asia and others	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue for the year ended December 31, 2024	171,551	240,629	681,607	689,794	2,745,180	4,528,761
Non-current assets at December 31, 2024
Investment accounted for under the equity method	—	—	13,912	17,470	554,412	585,794
Intangible assets other than goodwill	73,762	450	6,466	547	86,743	167,968
Goodwill	—	86	138	724	—	948
Property, plant and equipment, net	3,465,971	6,651	10,598	8,277	942,148	4,433,645
Right-of-use assets	46,122	1,806	3,234	6,112	26,796	84,070
Other non-current assets	68,777	29	—	5,413	289,947	364,166
Non-current assets	3,654,632	9,022	34,348	38,543	1,900,046	5,636,591

Segments by geographical areas	Chile	Latin America and the Caribbean	Europe	North America	Asia and others	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue for the year ended December 31, 2023	169,681	210,299	828,112	783,611	5,475,787	7,467,490
Non-current assets at December 31, 2023
Investment accounted for under the equity method	—	22,490	42,726	17,657	3,544	86,417
Intangible assets other than goodwill	67,671	360	6,440	876	80,527	155,874
Goodwill	—	86	148	724	—	958
Property, plant and equipment, net	2,888,778	776	14,485	6,322	699,576	3,609,937
Right-of-use assets	32,359	19	3,716	8,619	28,480	73,193
Other non-current assets	60,363	18	—	5,099	308,220	373,700
Non-current assets	3,049,171	23,749	67,515	39,297	1,120,347	4,300,079